Segment Information - Summary of Revenues from Geographic Segments Based on Domicile of Customer (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of geographical areas [line items]
Total	₨ 585,845	$ 8,471	₨ 544,871	₨ 550,402
Operating Segments [member]
Disclosure of geographical areas [line items]
Total	589,060		546,359	554,179
Operating Segments [member] | India [member]
Disclosure of geographical areas [line items]
Total	30,999		43,099	46,555
Operating Segments [member] | Americas [member]
Disclosure of geographical areas [line items]
Total	325,432		283,515	290,719
Operating Segments [member] | Europe [member]
Disclosure of geographical areas [line items]
Total	147,074		138,597	133,909
Operating Segments [member] | Rest of the World [member]
Disclosure of geographical areas [line items]
Total	₨ 85,555		₨ 81,148	₨ 82,996